Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2023
Finance Income (Expenses), Net [Abstract]
FINANCE INCOME (EXPENSES), NET
NOTE 15:	FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Finance expenses:
Revaluation of marketable securities	(1,022)	(1,531)	-
Bank account management fees and commissions	(4)	(11)	(21)
Exchange rate differences	(32)	(16)	-

Total finance expenses	(1,058)	(1,558)	(21)

Finance income:
Revaluation of warrants to purchase ADS's	-	1,054	719
Revaluation of marketable securities	-	-	747
Interest income on bank deposits	41	36	8
Exchange rate differences	-	-	13

Total finance income	41	1,090	1,487

Finance income (expenses), net	(1,017)	(468)	1,466